Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Current balances in banks	$ 31,072	$ 14,784
Deposits held at financial institutions, with original maturity periods of up to three months	15,304	170
Cash and cash equivalents	$ 46,376	$ 14,954	$ 13,519	$ 22,255